Cover Document	Oct. 28, 2019
Cover Page. [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	Fox Factory Holding Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36040
Entity Tax Identification Number	26-1647258
Entity Address, Address Line One	6634 Hwy 53
Entity Address, City or Town	Braselton
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30517
City Area Code	831
Local Phone Number	274-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FOXF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001424929
Amendment Flag	true
Amendment Description	Amendment to our previous 8-K filed on November 1, 2019, announcing the appointment of John Blocher as the Company’s Interim Chief Financial Officer. This amendment includes the compensation agreement for Mr. Blocher.